Related Party Transactions (Details)	12 Months Ended
	Sep. 30, 2024 USD ($)	Sep. 30, 2024 CNY (¥)	Sep. 30, 2023 USD ($)	Sep. 30, 2023 CNY (¥)	Sep. 30, 2022 USD ($)	Sep. 30, 2022 CNY (¥)
Related Party Transactions [Line Items]
Advance balance					$ 395,498
Accounts payable	$ 1,889,342		$ 3,434,031		2,439,105
Taizhou Huadi [Member]
Related Party Transactions [Line Items]
Raw materials purchased from related party	1,832		679,210		4,649,636
Sale of total related party materials	3,741,463		239,640		1,990,329
Accounts payable			3,692,394
Huadi Material [Member]
Related Party Transactions [Line Items]
Raw materials purchased from related party	666,114
Sale of total related party materials	1,427,247		520
Advance balance	692,485		385,605
Steel materials sold to related party			7,343
Refunded amount			390,513
Shanghai Huadi [Member]
Related Party Transactions [Line Items]
Steel materials sold to related party	1,661
Wenzhou Maituo [Member]
Related Party Transactions [Line Items]
Refunded amount	631,567
Huashang [Member]
Related Party Transactions [Line Items]
Advance balance	5,650		6,462
Annual rent amounted	29,192		26,235
Income from rent	30,232		19,550
Jueqin Wang [Member]
Related Party Transactions [Line Items]
Repaid the borrowed amount	20,821	¥ 150,000
Related party outstanding balance	$ 308,908
Wenzhou Maituo [Member]
Related Party Transactions [Line Items]
Advance balance			623,629
Di Wang [Member]
Related Party Transactions [Line Items]
Net borrowings			$ 274,123	¥ 2,000,000	140,578	¥ 1,000,000
Taizhou Huadi Material Technology Co. [Member]
Related Party Transactions [Line Items]
Sale of total related party materials					$ 122,666